Derivative Instruments - Schedule of Derivative Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepaid expenses and other current assets | Foreign exchange option contracts
Derivative [Line Items]
Fair value of derivative instruments	$ 173	$ 1,067
Prepaid expenses and other current assets | Foreign exchange forward contracts
Derivative [Line Items]
Fair value of derivative instruments	0	521
Other account payable | Foreign exchange option contracts
Derivative [Line Items]
Fair value of derivative instruments	(596)	(563)
Other account payable | Foreign exchange forward contracts
Derivative [Line Items]
Fair value of derivative instruments	$ (229)	$ (61)